Cover	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity File Number	001-41157
Entity Registrant Name	Neuphoria Therapeutics Inc.
Entity Central Index Key	0001191070
Entity Tax Identification Number	99-3845449
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14 Milliston Road
Entity Address, Address Line Two	Box 195
Entity Address, City or Town	Millis
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02054
City Area Code	339
Local Phone Number	240-6066
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	NEUP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false